Share-Based Compensation - Schedule of Nonvested Performance and Restricted Stock Unit Plans (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Management Incentive Plan
Number of nonvested/unissued shares
Nonvested/unissued at beginning of year (in shares)	127,000
Granted (in shares)	0
Dividends (in shares)	2,000
Forfeited or expired (in shares)	(1,000)
Vested and issued (in shares)	(63,000)
Nonvested/unissued at year end (in shares)	65,000	127,000
Weighted- average grant date fair value
Beginning balance (in USD per share)	$ 63.98
Granted (in USD per share)		$ 85.44	$ 59.05
Forfeited or expired (in USD per share)	66.86
Vested and issued (in USD per share)	59.41
Ending balance (in USD per share)	$ 66.51	$ 63.98
Restricted Stock/Unit Plan
Number of nonvested/unissued shares
Nonvested/unissued at beginning of year (in shares)	305,000
Granted (in shares)	77,000
Dividends (in shares)	7,000
Forfeited or expired (in shares)	(1,000)
Vested and issued (in shares)	(65,000)
Nonvested/unissued at year end (in shares)	323,000	305,000
Weighted- average grant date fair value
Beginning balance (in USD per share)	$ 57.41
Granted (in USD per share)	69.16	$ 85.39	$ 60.39
Forfeited or expired (in USD per share)	72.39
Vested and issued (in USD per share)	71.00
Ending balance (in USD per share)	$ 56.16	$ 57.41
Restricted Stock/Unit Plan | Performance Shares
Number of nonvested/unissued shares
Granted (in shares)	34,000